Employee Benefit Plans (Narrative) (Detail) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated benefit obligation	$ 10,200,000,000		$ 10,200,000,000		$ 7,700,000,000	$ 10,200,000,000
Defined contribution plan, employer matching contributions					75,000,000	65,000,000	$ 67,000,000
Discontinued Operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost					25,000,000	28,000,000	25,000,000
Non-service cost					$ (43,000,000)	(34,000,000)	(26,000,000)
Common and Preferred Stocks
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages					26.00%
Non-U.S. Equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages					19.00%
Fixed Income Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages					32.00%
Real Assets
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages					3.00%
Other than Securities Investment
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, actual plan asset allocation percentages					20.00%
Series C Preferred Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Issued to qualified defined benefit pension plans, shares	250,000
Virginia Electric and Power Company
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plan, employer matching contributions					$ 22,000,000	20,000,000	19,000,000
Pension Plans and Post Retirement Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on pension and other postretirement plan assets					3,000,000,000	1,500,000,000
Expected return on pension and other postretirement plan assets					1,100,000,000	1,000,000,000
Curtailment resulted in a decrease in the pension benefit obligation			26,000,000
Increase to net periodic benefit cost (credit)			$ 2,000,000
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on pension and other postretirement plan assets					(2,556,000,000)	1,202,000,000
Expected return on pension and other postretirement plan assets					886,000,000	834,000,000	777,000,000
Increase to net periodic benefit cost (credit)					(252,000,000)	(144,000,000)	(32,000,000)
Actuarial gains (losses) from increase decrease in discount rate					2,700,000,000	413,000,000
Contributions to qualified defined benefit pension plans		$ 250,000,000			9,000,000	284,000,000
Service cost					142,000,000	170,000,000	173,000,000
Pension Benefits | Series C Preferred Stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions to qualified defined benefit pension plans	$ 250,000,000
Pension Benefits | Virginia Electric and Power Company | Amounts Associated With Dominion Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Payment made to Dominion					172,000,000	151,000,000	313,000,000
Pension Benefits | Virginia Electric and Power Company | Other Operations and Maintenance
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase to net periodic benefit cost (credit)					72,000,000	86,000,000	118,000,000
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actual return (loss) on pension and other postretirement plan assets					(416,000,000)	294,000,000
Expected return on pension and other postretirement plan assets					191,000,000	173,000,000	156,000,000
Increase to net periodic benefit cost (credit)					(172,000,000)	(140,000,000)	(172,000,000)
Actuarial gains (losses) from increase decrease in discount rate					360,000,000	161,000,000
Contribution to voluntary employees beneficiary association						0
Service cost					22,000,000	25,000,000	28,000,000
Other Postretirement Benefits | Virginia Electric and Power Company
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to voluntary employees beneficiary association					0	0	0
Other Postretirement Benefits | Virginia Electric and Power Company | Forecast
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution to voluntary employees beneficiary association				$ 0
Other Postretirement Benefits | Virginia Electric and Power Company | Other Operations and Maintenance | Dominion Energy Retiree Health And Welfare Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase to net periodic benefit cost (credit)					$ (81,000,000)	$ (72,000,000)	$ (58,000,000)